Subsequent Events	3 Months Ended
Mar. 31, 2022
Subsequent Events

22. Subsequent Events

Subsequent to March 31, 2022, the Company issued 196,250 shares pursuant to the exercise of 146,250 warrants and 50,000 options that were exercised during the three months ended March 31, 2022.

Subsequent to March 31, 2022, the Company issued 50,000 shares pursuant to the exercise of 50,000 warrants at $0.08 for proceeds of $4,000.

Subsequent to March 31, 2022, the Company issued 70,000 shares pursuant to the exercise of 70,000 options at $0.10 CAD ($0.08 USD) for proceeds of $7,000 CAD ($5,597 USD)

Subsequent to March 31, 2022, the Company issued 200,000 shares pursuant to the exercise of 200,000 warrants at $0.10 CAD ($0.08 USD) for proceeds of $20,000 CAD ($15,991 USD)